INTANGIBLE ASSETS, NET	12 Months Ended
Feb. 28, 2017
Finite-Lived Intangible Assets, Net [Abstract]
Intangible Assets Disclosure [Text Block]
7.	INTANGIBLE ASSETS, NET

Intangible assets, net, consisted of the following:

	As of	As of
	February 29,	February 28,
	2016	2017

Trade name and domain names	$10,656,322	$23,873,013
Copyrights	1,648,532	1,648,532
Student and user base	4,961,472	10,361,994
Technology	1,523,833	3,179,688
Partnership agreement	349,783	349,783
Non-compete agreements	49,846	306,268
Education licenses	297,861	297,861
Customer relationship	426,839	4,130,543
Concession	404,523	404,523
School cooperation agreements	-	3,419,696
Teaching materials	-	516,544
Total cost of intangible assets	20,319,011	48,488,445
Less: accumulated amortization	(5,153,133)	(9,780,439)
Add: foreign exchange difference	28,543	(741,198)
	$15,194,421	$37,966,808

Domain names and copyrights were acquired from third parties and the rest of intangible assets were recorded as a result of business acquisitions.

The Group recorded amortization expense of $737,203, $1,026,761 and $4,627,306 for the years ended February 28, 2015, February 29, 2016 and February 28, 2017, respectively.

Estimated amortization expense of the existing intangible assets for the next five years is $6,504,447, $5,948,216, $5,796,685, $5,471,085 and $4,202,795, respectively.

The Group did not incur impairment loss on acquired intangible assets for the years ended February 28, 2015, February 29, 2016 and February 28, 2017.